Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2025
Property, plant and equipment [abstract]
Summary of Acquisitions and Capitalized Interest by Operating Segment
The table below sets forth acquisitions and capitalized interest by operating segment for the first half of 2025:

( € million)	June 30, 2025	June 30, 2024

Acquisitions	702	591

Biopharma	663	535

Of which Manufacturing & Supply	453	366

Opella (discontinued operation, see Note B.1.)	39	56

Of which capitalized interest	22	22